PRINCIPAL ACCOUNTING POLICIES - Acquisitions (Details) € in Millions, ¥ in Millions	1 Months Ended				12 Months Ended
	Sep. 30, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 EUR (€)	Nov. 30, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥) Services	Dec. 31, 2020 CNY (¥) Services	Dec. 31, 2019 CNY (¥) Services
Purchase price allocation
Goodwill				¥ 393.0	¥ 0.0	¥ 1,138.0
Gain from the re-measurement of the previous held equity							¥ 196.0
Concentration of risk number of other services | Services					0	0	0
Others
Business combination disclosures
Purchase consideration					¥ 1.8	¥ 0.0	¥ 17.0
Purchase price allocation
Identifiable intangible assets					0.5	0.0	¥ 0.0
Goodwill					¥ 0.0	¥ 0.0
Online travel agency
Business combination disclosures
Purchase consideration		¥ 772.0	€ 100	¥ 259.0
Previously held interest (as a percent)		100.00%		51.00%
Purchase price allocation
Fair value of non-controlling interest				¥ 249.0
Fair value of the supplier relationship		¥ 28.0
Identifiable intangible assets		72.0
Deferred tax liabilities		16.0
Goodwill		1,000.0
Cash and cash equivalents		41.0		11.0
Gain from the re-measurement of the previous held equity				196.0
Net assets acquired/(net liability assumed)		¥ (304.0)
Net assets assumed				¥ 115.0
Amortization period		10 years	10 years
Online payment agency
Business combination disclosures
Purchase consideration	¥ 423.0
Previously held interest (as a percent)	100.00%
Purchase price allocation
Identifiable intangible assets	¥ 324.0
Deferred tax liabilities	81.0
Goodwill	119.0
Cash and cash equivalents	113.0
Net assets acquired/(net liability assumed)	¥ 61.0